Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
Note 13: Leases

The Bank enters into operating lease agreements either as the lessee or the lessor, mostly for office and parking spaces as well as for small office equipment. The terms of the existing leases, including renewal options that are reasonably certain to be exercised, extend up to the year 2038. Certain lease payments will be adjusted during the related lease's term based on movements in the relevant consumer price index.

	Year ended
	December 31, 2024	December 31, 2023
Lease costs
Operating lease costs	7,685	7,673
Short-term lease costs	1,645	2,490
Sublease income	(580)	(1,126)
Total net lease cost	8,750	9,037
Operating lease income	1,362	1,200
Other information for the period
Right-of-use assets related to new operating lease liabilities	2,068	3,268
Operating cash flows from operating leases	6,903	7,808

	Year ended
Other information at end of period	December 31, 2024	December 31, 2023
Operating leases right-of-use assets (included in other assets on the balance sheets)	35,347	33,445
Operating lease liabilities (included in other liabilities on the balance sheets)	35,604	33,014
Weighted average remaining lease term for operating leases (in years)	11.87	9.52
Weighted average discount rate for operating leases	5.93%	5.60%

The following table summarizes the maturity analysis of the Bank's commitments for long-term leases as at December 31, 2024:
Year ending December 31	Operating Leases
2025	5,249
2026	4,910
2027	4,911
2028	4,909
2029	3,667
2030 & thereafter	16,746
Total commitments	40,392
Less: effect of discounting cash flows to their present value	(4,788)
Operating lease liabilities	35,604

Leases
Note 13: Leases

The Bank enters into operating lease agreements either as the lessee or the lessor, mostly for office and parking spaces as well as for small office equipment. The terms of the existing leases, including renewal options that are reasonably certain to be exercised, extend up to the year 2038. Certain lease payments will be adjusted during the related lease's term based on movements in the relevant consumer price index.

	Year ended
	December 31, 2024	December 31, 2023
Lease costs
Operating lease costs	7,685	7,673
Short-term lease costs	1,645	2,490
Sublease income	(580)	(1,126)
Total net lease cost	8,750	9,037
Operating lease income	1,362	1,200
Other information for the period
Right-of-use assets related to new operating lease liabilities	2,068	3,268
Operating cash flows from operating leases	6,903	7,808

	Year ended
Other information at end of period	December 31, 2024	December 31, 2023
Operating leases right-of-use assets (included in other assets on the balance sheets)	35,347	33,445
Operating lease liabilities (included in other liabilities on the balance sheets)	35,604	33,014
Weighted average remaining lease term for operating leases (in years)	11.87	9.52
Weighted average discount rate for operating leases	5.93%	5.60%

The following table summarizes the maturity analysis of the Bank's commitments for long-term leases as at December 31, 2024:
Year ending December 31	Operating Leases
2025	5,249
2026	4,910
2027	4,911
2028	4,909
2029	3,667
2030 & thereafter	16,746
Total commitments	40,392
Less: effect of discounting cash flows to their present value	(4,788)
Operating lease liabilities	35,604